GENERAL INFORMATION	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
General Information

1.      GENERAL INFORMATION

Natura &Co Holding S.A. (“Natura &Co”) was incorporated on January 21, 2019, with the purpose of holding interests in other companies, whose main business is in the cosmetics, fragrance and personal hygiene segments, through the manufacturing, distribution, and sale of their products. Natura &Co and its subsidiaries are hereinafter referred to as “Company”.

Brands managed by the Company include “Natura”, “Avon”, “The Body Shop” and “Aesop”. In addition to using the retail market, e-commerce, business-to-business (B2B) and franchises as sales channels for the products, the subsidiaries highlight the performance of the direct sales channel carried out by the Natura, The Body Shop and Avon Consultant(s).

After restructuring activities carried out for the acquisition process of Avon Products, Inc. (“Avon”), which was completed on January 3, 2020 (note 4), Natura &Co became the holding company of the Natura group. Additionally, on January 6, 2020, Natura &Co began trading American Depositary Receipts (“ADRs”) on the New York Stock Exchange (“NYSE”), under the ticker “NTCO”.